Document And Entity Information	Apr. 16, 2025
Document Information [Line Items]
Entity, Registrant Name	MRC Global inc.
Document, Type	8-K
Document, Period End Date	Apr. 16, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35479
Entity, Tax Identification Number	20-5956993
Entity, Address, Address Line One	1301 McKinney Street, Suite 2300
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77010
City Area Code	877
Local Phone Number	294-7574
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MRC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001439095